Other non-current financial assets - Schedule of Other Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Categories of non-current financial assets [abstract]
Guarantee deposits	€ 28,362	€ 26,814
Financial loans to related parties	0	2,240
Financial loans to TFI	0	1,862
Lease receivables from sublease	1,115	1,366
Other	4,421	3,958
Total other non-current financial assets	€ 33,898	€ 36,240